Fair value measurement - Estimate of fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other financial asset
Other financial assets	$ 25,313	$ 19,794
Derivative financial assets - PPA		5,722
Derivative financial liabilities - PPA		(3,841)
Land and buildings | At fair value
Property, plant and equipment
Property, plant and equipment	21,058
Land and buildings | Level 2 of fair value hierarchy | At fair value
Property, plant and equipment
Property, plant and equipment	21,058
Equity securities | At fair value
Other financial asset
Other financial assets	1,815	1,080
Equity securities | Level 1 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	1,815	1,080
Financial Investments | At fair value
Other financial asset
Other financial assets	5,500
Financial Investments | Level 3 of fair value hierarchy | At fair value
Other financial asset
Other financial assets	5,500
Purchase Price Agreements | At fair value
Other financial asset
Derivative financial assets - PPA	23,649	26,684
Derivative financial liabilities - PPA	(1,045)	(699)
Purchase Price Agreements | Level 2 of fair value hierarchy | At fair value
Other financial asset
Derivative financial assets - PPA	23,649	26,684
Derivative financial liabilities - PPA	(1,045)	(699)
Contingent consideration in a business combination [member] | At fair value
Other liabilities
Contingent consideration in a business combination	(3,338)	(1,732)
Contingent consideration in a business combination [member] | Level 3 of fair value hierarchy | At fair value
Other liabilities
Contingent consideration in a business combination	$ (3,338)	$ (1,732)